SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS
SHORT-INTERMEDIATE TAX‑EXEMPT FUND
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
HIGH YIELD MUNICIPAL FUND
INTERMEDIATE TAX‑EXEMPT FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED DECEMBER 23, 2021 TO
EACH FUND’S SUMMARY PROSPECTUS AND THE FUNDS’ PROSPECTUS AND SAI DATED JULY 31, 2021, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved the following changes, effective February 1, 2022.
Short-Intermediate Tax‑Exempt Fund and Short-Intermediate U.S. Government Fund
The name of the Short-Intermediate Tax‑Exempt Fund will be changed to the Limited Term Tax‑Exempt Fund and the name of the Short-Intermediate U.S. Government Fund will be changed to the Limited Term U.S. Government Fund. All references to the Short-Intermediate Tax‑Exempt Fund will be deleted and replaced with references to the Limited Term Tax‑Exempt Fund and all references to the Short-Intermediate U.S. Government Fund will be deleted and replaced with references to the Limited Term U.S. Government Fund.
High Yield Municipal Fund
The High Yield Municipal Fund’s (the “Fund”) investment performance benchmark index will be changed from the Bloomberg Municipal Bond 65% Investment Grade/35% High Yield Total Return Index (formerly known as the Bloomberg Barclays Municipal Bond 65% Investment Grade/35% High Yield Total Return Index) to the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index.
The Fund’s investment performance benchmark index will be changed to the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index in order to better align the Fund’s benchmark index with the Fund’s portfolio objectives.

1.
The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES – High Yield Municipal Fund – Fund Performance” of the Prospectuses for the Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN
(For the periods ended December 31, 2020)

	Inception Date	1‑Year	5‑Year	10‑Year	Since Inception
Shares Class	12/31/98
Returns before taxes		4.35%	4.01%	5.53%	3.98%
Returns after taxes on distributions		4.34%	3.97%	5.50%	3.97%
Returns after taxes on distributions and sale of Fund shares		4.10%	3.94%	5.28%	4.01%
Bloomberg Municipal Bond 60‑40 High Yield/Investment Grade Index (reflects no deduction for fees, expenses, or taxes)*		5.12%	5.52%	5.98%	5.68%
Bloomberg Municipal Bond 65‑35 Investment Grade/High Yield Index (reflects no deduction for fees, expenses, or taxes)*		5.20%	4.85%	5.42%	5.06%
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

*
Effective February 1, 2022, the benchmark for the Fund will change from the Bloomberg Municipal Bond 65% Investment Grade/35% High Yield Total Return Index (formerly known as the Bloomberg Barclays Municipal Bond 65% Investment Grade/35% High Yield Total Return Index) to the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index to better align the Fund’s benchmark with the Fund’s portfolio objective.

2.	The following is added to the section entitled “BROAD-BASED SECURITIES MARKET INDICES” beginning on page 200 of the Fund’s Prospectus:
The BLOOMBERG MUNICIPAL BOND 60% HIGH YIELD/40% INVESTMENT GRADE INDEX is an unmanaged index of investment and non-investment grade bonds with a 60% weighting in the Bloomberg Municipal High Yield Index and a 40% weighting to the Bloomberg Municipal Bond Index.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

3.	The fourteenth paragraph under the section entitled “DISCLAIMERS” beginning on page 275 of the Fund’s Prospectus is deleted and replaced with the following:
The High Yield Municipal Fund is not sponsored, endorsed, sold or promoted by Barclays Capital, nor does Barclays Capital guarantee the accuracy and/or completeness of the Bloomberg Municipal Bond 65% Investment Grade/35% High Yield Total Return Index (formerly known as the Bloomberg Barclays Municipal Bond 65% Investment Grade/35% High Yield Total Return Index) and the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index or any data included therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the Bloomberg Municipal Bond 65% Investment Grade/35% High Yield Total Return Index (formerly known as the Bloomberg Barclays Municipal Bond 65% Investment Grade/35% High Yield Total Return Index) and the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the Bloomberg Municipal Bond 65% Investment Grade/35% High Yield Total Return Index (formerly known as the Bloomberg Barclays Municipal Bond 65% Investment Grade/35% High Yield Total Return Index) and the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index or any data included therein.
Intermediate Tax‑Exempt Fund
The Intermediate Tax‑Exempt Fund’s (the “Fund”) investment performance benchmark index will be changed from the Bloomberg Intermediate Municipal Bond Index (formerly known as Bloomberg Barclays Intermediate Municipal Bond Index) to the Bloomberg Municipal 1 – 15 Year Index.
The Fund’s investment performance benchmark index will be changed to the Bloomberg Municipal 1 – 15 Year Index in order to better align the Fund’s benchmark with the Fund’s current portfolio objectives and composition.

1.
The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES – Intermediate Tax‑Exempt Fund – Fund Performance” of the Prospectuses for the Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN
(For the periods ended December 31, 2020)

	Inception Date	1‑Year	5‑Year	10‑Year	Since Inception
Shares Class	4/1/94
Returns before taxes		4.67%	3.14%	3.78%	4.17%
Returns after taxes on distributions		4.42%	2.92%	3.56%	3.93%
Returns after taxes on distributions and sale of Fund shares		3.61%	2.80%	3.37%	3.87%
Bloomberg Municipal 1 – 15 Year Index (reflects no deduction for fees, expenses, or taxes)*		4.73%	3.39%	3.84%	3.90%
Bloomberg Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)*		5.18%	3.54%	4.07%	5.00%
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds.

*
Effective February 1, 2022, the benchmark for the Fund will change from the Bloomberg Intermediate Municipal Bond Index to the Bloomberg Municipal 1 – 15 Year Index to better align the Fund’s benchmark with the Fund’s current portfolio objectives and composition.

2.	The following is added to the section entitled “BROAD-BASED SECURITIES MARKET INDICES” beginning on page 200 of the Fund’s Prospectus:
The BLOOMBERG MUNICIPAL 1 – 15 YEAR INDEX is an unmanaged index of investment grade (Baa3 or better) tax-exempt bonds with maturities of one to seventeen years.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

3.	The fifteenth paragraph under the section entitled “DISCLAIMERS” beginning on page 275 of the Fund’s Prospectus is deleted and replaced with the following:
The Intermediate Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Barclays Capital, nor does Barclays Capital guarantee the accuracy and/or completeness of the Bloomberg 1‑15 Year Index and Bloomberg Intermediate Municipal Bond Index (formerly known as Bloomberg Barclays Intermediate Municipal Bond Index) or any data included therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the Bloomberg 1-15 Year Index and Bloomberg Intermediate Municipal Bond Index (formerly known as Bloomberg Barclays Intermediate Municipal Bond Index) or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the Bloomberg 1-15 Year Index and Bloomberg Intermediate Municipal Bond Index (formerly known as Bloomberg Barclays Intermediate Municipal Bond Index) or any data included therein.

Please retain this supplement with your Summary Prospectus, Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675‑5986 800‑595‑9111 northerntrust.com/funds	NF SPT PRO&SAI 2 (12/21)